Shareholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shareholders' Equity [Abstract]
Dividend yield	0.00%	0.00%
Expected volatility	66.00%
Expected volatility, minimum		67.00%
Expected volatility, maximum		68.00%
Risk free interest rate	1.38%
Risk-free interest rate, minimum		1.60%
Risk-free interest rate, maximum		2.16%
Expected life (years)	4 years 9 months 18 days	4 years 9 months 18 days
Vesting period (years)	4 years	4 years